Stock-Based Compensation (Summary Of Performance Stock Unit Activity) (Details) (Performance stock units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
May 25, 2014
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	0.9
Units granted (shares)	0.3
Units vested (shares)	(0.2)
Units canceled (shares)	(0.2)
Performance unit adjustment (shares)	(0.5)
Outstanding end of period (shares)	0.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 36.83
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 48.63
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 49.08
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 41.74
Performance unit adjustment, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 49.90
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 49.55